Form N-1A Cover	Oct. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 23, 2025
Prospectus Date	Jul. 29, 2025